SCHEDULE OF CHANGE IN THE PRESENT VALUE OF THE DEFINED BENEFIT PLAN LIABILITY (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Employee Benefits
Balance, opening	$ (100,430)	$ (91,533)
Interest costs	(1,506)	(5,614)
Current service cost	(1,503)	(5,605)
Actuary loss for change of assumptions	2,620	9,770
Translation differences	2,091	(7,448)
Balance, ending	$ (98,728)	$ (100,430)